Loan Agreement with Kreos and Related Warrant to Purchase Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 09, 2017	Dec. 30, 2015	Nov. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan Agreement with Kreos and Related Warrant to Purchase Ordinary Shares (Textual)
Proceeds from long term loan						$ 20,000
Loss on extinguishment of debt					$ 313
Convertible note				300
Finance expenses				$ 672
Secured Debt [Member]
Loan Agreement with Kreos and Related Warrant to Purchase Ordinary Shares (Textual)
Proceeds from long term loan		$ 20,000
Loan term		36 months
Annual interest rate		10.75%
Extended repayment term		36 months
Required proceeds from issuance of common stock required for repayment period to be extended		$ 20,000
Loan term initial period		24 months
Loan Amendment [Member] | Secured Debt [Member]
Loan Agreement with Kreos and Related Warrant to Purchase Ordinary Shares (Textual)
Proceeds from long term loan	$ 20,000
Extended repayment term	3 years
Outstanding principal	$ 17,200
Portion of principal subject to repayment extension	$ 3,000
Convertible debt, number of shares that may be converted (in shares)	100,946
Conversion price (in USD per share)	$ 31.7
Convertible debt, amount that principal may be reduced	$ 3,000
Outstanding principal not subject to conversion	14,200
End of loan payments	$ 200
End of loan payments, number of shares that may be converted (up to)	6,309
Loss on extinguishment of debt	$ 313
Loan agreement repayment terms, description	The repayment period will be extended to 36 months if the Company raises $20 million or more in connection with the issuance of shares of its capital stock (including debt securities convertible into shares of the Company’s capital stock). As of June 30, 2017 the Company had raised more than $20 million and therefore the repayment period was extended by an additional 12 months to 36 months.
Second Amendment [Member]
Loan Agreement with Kreos and Related Warrant to Purchase Ordinary Shares (Textual)
Interest payments, description			On November 20, 2018, the Company and Kreos entered into the Second Amendment of the Loan Agreement (the "Second Amendment"). In the Second Amendment, the Company agreed to repay $3.6 million to Kreos in satisfaction of all outstanding indebtedness under the Kreos Convertible Note and other related payments, including prepayment costs and "end of loan payments", and Kreos agreed to terminate the Kreos Convertible Note. The Company paid Kreos the $3.6 million by issuing to Kreos 192,000 units and 288,000 pre-funded units at the applicable public offering prices for an aggregate price of $3.6 million (including the aggregate exercise price for the ordinary shares to be received upon exercise of the pre-funded warrants, assuming Kreos exercises all of the pre-funded warrants it purchased) as part of the Company's public offering. The Company and Kreos also agreed to revise the principal and the repayment schedule under the Kreos Loan Agreement. Additionally, Kreos and the Company entered into the First Amendment to the Warrant to Purchase Shares (the "Kreos Warrant Amendment"), which amended the exercise price of the warrant to purchase 6,679 ordinary shares currently held by Kreos from $241.00 to $7.50. The revised repayment schedule, effectively deferred an additional $1.1 million of payments that were due in 2018 and $2.8 million that were due in 2019 under the loan's prior repayment schedule, for total deferred payments of $3.9 million compared to the prior repayment schedule. The loan repayment schedule was extended for a period of three months. As of December 31, 2018, the outstanding principal amount under the Kreos Loan Agreement was $8.7 million. The Second Amendment also made certain changes to the prepayment premiums under the Kreos Loan Agreement, tying them to the date of the Second Amendment. Under ASC 470-50 a modification treatment is applicable. The warrants amended exercise price was treated under ASC 470-50-10 as modification and therefore were capitalized and will be amortized as part of the effective yield.